Segment analysis - Disaggregation of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment analysis
Revenue	$ 4,908	$ 4,812	$ 4,689
Europe
Segment analysis
Revenue	2,161	2,030	1,963
Americas
Segment analysis
Revenue	2,747	2,782	2,726
Europe
Segment analysis
Revenue	2,134	2,010	1,937
Europe | Europe
Segment analysis
Revenue	2,134	2,010	1,937
North America
Segment analysis
Revenue	2,298	2,318	2,188
North America | Europe
Segment analysis
Revenue	3	7	10
North America | Americas
Segment analysis
Revenue	2,295	2,311	2,178
Rest of the world
Segment analysis
Revenue	476	484	564
Rest of the world | Europe
Segment analysis
Revenue	24	13	16
Rest of the world | Americas
Segment analysis
Revenue	452	471	548
Over time
Segment analysis
Revenue	3,876	3,831	3,747
Point in time
Segment analysis
Revenue	$ 1,032	$ 981	$ 942